Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories, Net [Abstract]
Raw materials	$ 5,833,689	$ 3,161,517
Materials in transit	618,938	1,869,241
Finished goods	536,386	196,406
Spare parts	241,568
Less: Obsolete/write-down inventory
Total, net	$ 7,230,581	$ 5,227,164